Employee Benefit Plans	9 Months Ended
Sep. 30, 2012
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Nine months ended September 30,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	5	23	5	1
Interest cost	14	10	17	11
Expected return on plan assets	(19)	-	(22)	-
Net periodic benefit cost	-	33	-	12

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2012 (1)	5
	Actual contribution for the nine months ended September 30, 2012	4

(1)	The Company's expected contribution to its pension plan in 2012 as disclosed in the Company's Form 20-F for the year ended December 31, 2011.